Cover	Apr. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2023
Entity File Number	000-50612
Entity Registrant Name	UNIQUE LOGISTICS INTERNATIONAL, INC.
Entity Central Index Key	0001281845
Entity Tax Identification Number	01-0721929
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	154-09 146th Ave
Entity Address, City or Town	Jamaica
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11434
City Area Code	(718)
Local Phone Number	978-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false